Eliot W. Robinson
Direct: 404/572-6785
eliot.robinson@bryancave.com

September 26, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:         Form S-4 Registration Statement of Berry Plastics Group, Inc.

Ladies and Gentlemen:

On behalf of our client Berry Plastics Group, Inc., we attach a Form S-4 Registration Statement registering the common stock of Berry to be issued pursuant to the merger agreement providing for the merger of AEP Industries Inc., with a subsidiary of Berry.

AEP intends to mail the proxy materials for its special meeting of stockholders to approve the merger agreement, as described in the Form S-4, as soon as practicable after the Form S-4 is declared effective.

If you have any questions or comments, please contact me at 404-572-6785 or by email to eliot.robinson@bryancave.com or in my absence Kevin E. Strachan at 404-572-6735 or kevin.strachan@bryancave.com.

Please let me know if you have any questions.

Very truly yours,

/s/ Eliot W. Robinson

Eliot W. Robinson

Enclosure